Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Disclosure of Cash Flow Information

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	(in thousands)
Cash paid for interest	$317,975	$210,918	$106,205
Cash paid for income taxes (net of refunds)	$163,778	$116,322	$55,105